Filed pursuant to Rule 497(j)
                                      Registration Nos. 333-125751 and 811-21774



CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                                August 18, 2017


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

         Re:     First Trust Exchange-Traded Fund
                      (File Nos. 333-125751)
               ------------------------------------

Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund (the "Registrant"), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the "Registration Statement") of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates First Trust Dorsey Wright People's Portfolio ETF, a series of the Registrant. Post-Effective Amendment No. 100, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on August 18, 2017.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.


                                        Very truly yours,

                                        CHAPMAN AND CUTLER LLP

                                        By: /s/ Morrison C. Warren
                                            ---------------------------------
                                                Morrison C. Warren


Enclosures